SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE [Abstract]
Reconciliation of Basic and Diluted Net Income Per Share
A reconciliation of basic and diluted net income per common share for the years ended December 31 follows:

	2020	2019	2018
	(In thousands, except per share amounts)

Net income	$56,152	$46,435	$39,839

Weighted average shares outstanding (1)	21,977	22,894	23,412
Stock units for deferred compensation plan for non-employee directors	121	132	128
Effect of stock options	90	115	176
Performance share units	33	42	53
Weighted average shares outstanding for calculation of diluted earnings per share	22,221	23,183	23,769

Net income per common share
Basic (1)	$2.56	$2.03	$1.70
Diluted	$2.53	$2.00	$1.68

(1)	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.